Equity (Tables)	12 Months Ended
Jun. 30, 2025
Share Capital Reserves And Other Equity [Abstract]
Disclosure of share-based payment expense

The expense recognized for employee services received during the year and the number of options granted is shown in the following tables:

Other capital reserves

At June 30, 2023	14,533

Share-based payments expense during the year	25

At June 30, 2024	14,558

Share-based payments expense during the year	1,188

At June 30, 2025	15,746

Options Outstanding

At June 30, 2023	45,718,732

Forfeited options	(4,400,022)

At June 30, 2024	41,318,710

Forfeited options	(1,975,000)

At June 30, 2025	39,343,710

As of June 30, 2025, the number of RSU granted is shown in the following tables:

RSUs Outstanding

At June 30, 2023	—

Granted	1,597,076
Forfeited	(142,740)

At June 30, 2024	1,454,336

Granted	359,591
Forfeited	(257,575)

At June 30, 2025	1,556,352

Disclosure of earnings per share

The table below show data used in calculating basic and diluted earnings (loss) per share attributable to the equity holders of the parent:

	2025	2024	2023

Weighted average ordinary shares of Lavoro	112,987	113,602	113,602
Effects of dilution from:
Share-based payment (i)	1,846	2,066	1,605
Restricted stock unit plan (ii)	1,406	1,410	—
Number of ordinary shares adjusted for the effect of dilution	116,239	117,078	115,207

Loss for the year attributable to net investment of the parent/equity holders of the parent	(2,667,494)	(762,452)	(260,710)

Basic loss per share	(23.61)	(6.71)	(2.29)
Diluted loss per share	(23.61)	(6.71)	(2.29)

(i)       Based on the numbers of shares reserved by Lavoro Limited to the Lavoro Share Plan, as explained above.

(ii)      Based on the numbers of shares reserved by Lavoro Limited to the Lavoro RSU Plan, as explained above.